1933 Act File No. 333-113306
                                                   1940 Act File No. 811-10073

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. _1_

                                     AND

                            REGISTRATION STATEMENT
                   UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 12

               BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.
                 (formerly, BBH Common Settlement Fund, Inc.)
              (Exact Name of Registrant as Specified in Charter)

                      40 Water Street, Boston, MA 02109
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (800) 625-5759

                               John A. Nielsen
                       140 Broadway, New York, NY 10005
                   (Name and Address of Agent for Service)
              (Notices Should be Sent to the Agent for Service)

                                   Copy to:
                        John E. Baumgardner, Jr., Esq.
                             Sullivan & Cromwell
                  125 Broad Street, New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to paragraph (b)
[   ] on, _______________ pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(i)
[   ]  on _______________ pursuant to paragraph (a)(i)
[   ]  75 days after filing pursuant to paragraph (a)(ii)
[   ]  on ____________ pursuant to paragraph (a)(ii).

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.





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BROWN [LOGO]
BROTHERS
HARRIMAN
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                            BBH Prime Institutional
                               Money Market Fund

                                   Prospectus

                                October 28, 2005

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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BROWN [LOGO]
BROTHERS
HARRIMAN
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                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Objective                                                          3

Principal Investment Strategies                                               3

Principal Risk Factors                                                        3

Fund Performance                                                              5

Fees and Expenses of the Fund                                                 6

Investment Adviser                                                            7

Investor Information                                                          7

Financial Highlights                                                         12

Additional Information                                                       13


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BROWN [LOGO]
BROTHERS
HARRIMAN
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INVESTMENT OBJECTIVE

The investment objective of BBH Prime Institutional Money Market Fund, Inc. (the "Fund") is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests all of its assets in the BBH U.S. Money Market Portfolio (the "Portfolio"), an investment company that has the same investment objective as the Fund. Brown Brothers Harriman, the Investment Adviser of the Portfolio, invests all of the assets of the Portfolio in short-term securities denominated in U.S. dollars which, at the time of purchase, are rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's Investors Service, Standard & Poor's and Fitch) (NRSRO). The instruments in which the Investment Adviser may invest include U.S. government securities and bank obligations of U.S. and non- U.S. banks (such as certificates of deposit and fixed time deposits), commercial paper, 3 repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery securities, bonds issued by U.S. corporations and obligations of certain supranational organizations. The Portfolio invests at least 80% of its assets in securities issued in the U.S.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund are described below. A shareholder may lose money by investing in the Fund.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. A major change in rates could cause the Fund's yield to decline.


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BROWN [LOGO]
BROTHERS
HARRIMAN
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Credit Risk:

Credit risk refers to the likelihood that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Because the Portfolio invests a significant portion of its assets in bank obligations, the value of these investments and the net assets of the Portfolio could decline more dramatically as a result of adverse events affecting the bank industry. Investment Adviser invests in securities with a rating of Investment Grade or better, which reduces the Portfolio's exposure to credit risk.

Foreign Investment Risk:

Because the Portfolio invests in securities issued by non-U.S. banks, the Portfolio is subject to additional risks on these securities such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different 4 characteristics of overseas economies and markets. There may be rapid changes in the values of these securities.

INVESTMENTS  IN THE  FUND  ARE  NEITHER  INSURED  NOR  GUARANTEED  BY  THE  U.S.
GOVERNMENT. ALTHOUGH U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY BE CHARTERED OR SPONSORED BY ACTS OF CONGRESS, THEIR SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE UNITED STATES TREASURY. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.




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BROWN [LOGO]
BROTHERS
HARRIMAN
--------

FUND PERFORMANCE

The bar chart and table below give an indication of the Fund's risks. The bar chart shows changes in the Fund's performance from year to year. Historical total return information for any period or portion thereof prior to the establishment of BBH Prime Institutional Money Market Fund will be that of the BBH U.S. Money Market Portfolio adjusted to assume that all charges, expenses and fees which were in effect on August 22, 2000 were deducted during such periods, as permitted by applicable SEC staff interpretations. For current yield information, please call 1-800-625-5759 toll free, or contact your account representative.

As of June 30, 2005, the Fund had a year-to-date return of 1.27%.

[The following information was depicted as a bar chart in the printed material]

1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
----    ----    ----    ----    ----    ----    ----    ----    ----    ----

5.90%   5.34%   5.48%   5.40%   5.12%   6.43%   4.15%   1.73%   1.07%   1.22%

Highest and Lowest Returns (Quarterly 1995 to 2004)

                  Return          Quarter Ending
                  ------          --------------

Highest            1.68%               9/00

Lowest             0.22%               3/04

Average Annual Total Returns (through December 31, 2004)

                1 Year              5 Year              10 Year
                ------              ------              -------

                 1.22%               2.90%               4.16%

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


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BROWN [LOGO]
BROTHERS
HARRIMAN
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FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses(1) that a shareholder may pay if you buy and hold shares of the Fund.

                                SHAREHOLDER FEES
               (Fees paid directly from a shareholder's account)

Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None
Redemption Fee                                                              None
Exchange Fee                                                                None

                         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from Fund assets as a percentage of average net assets)

Management Fees                                 0.10%
Other Expenses Administration Fee               0.05%
Shareholder Servicing Fees                      0.05%
                                                -----
Total Annual Portfolio Operating Expenses       0.20%

(1)   The expenses shown for the Fund include the expenses of the Portfolio.

Example

The example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

      1 Year              $ 20
      3 Year              $ 64
      5 Years             $113
      10 Years            $255


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BROWN [LOGO]
BROTHERS
HARRIMAN
--------

INVESTMENT ADVISER

The Investment Adviser to the Portfolio is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Portfolio. Subject to the general supervision of the Trustees, the Investment Adviser makes the day-to-day investment decisions, places the purchase and sale orders for the portfolio transactions, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad. At June 30, 2005, it managed total assets of approximately $38 billion.

Investment strategies for the Funds and all other fixed income accounts managed by the Adviser are formed by the Fixed Income Strategy Group chaired by Mr. Glenn E. Baker, a 7partner at Brown Brothers Harriman. All issues eligible for purchase in fixed income accounts managed by the Adviser are approved by the Fixed Income Credit Committee, also chaired by Mr. Baker. The implementation of investment strategies in the Funds and across all other fixed income accounts managed by the Adviser is supervised by Mr. Gregory Steier, a senior vice president at Brown Brothers Harriman.

Mr. John Ackler manages the Portfolio on a day-to-day basis. Mr. Ackler holds a B.S. from Philadelphia University and a M.B.A. from Lehigh University and is a Chartered Financial Analyst. He joined Brown Brothers Harriman in 1999.

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Investment Adviser, under the Investment Advisory Agreement, the Portfolio pays the Investment Adviser an annual fee, computed daily and payable monthly, equal to 0.10% of the average daily net assets of the Portfolio.

INVESTOR INFORMATION

                                Net Asset Value

The net asset value (NAV) of the Fund is normally determined every day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. The Fund normally calculates its NAV once daily at 4:00 P.M., Eastern time.

It is anticipated that the NAV per share of the Fund will remain constant at $1.00. No assurance can be given that this goal can be achieved.


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BROWN [LOGO]
BROTHERS
HARRIMAN
--------

The Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held by the Portfolio fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Portfolio would receive if the security were sold.

                               Purchase Of Shares

Fund shares are made available to corporations, broker/dealers, hedge funds, futures commission merchants, financial exchanges, financial exchange clearing houses and similar institutions. The Fund offers shares to these Investors on a continuous basis at its NAV without a sales charge. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Fund then executes purchases of Fund shares at the NAV per share next determined after the Fund 8receives the purchase order, including acceptable payment for such order. Shares of the Fund are entitled to dividends declared on the day the Fund executes the purchase order on the books of the Fund.

An investor who has an account with an Eligible Institution or a Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers which currently is $10 million ($10,000,000). The minimum investment for Financial Intermediaries or Eligible Institutions maintaining an omnibus account with the Fund is $25 million ($25,000,000). Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. An investor's order will be priced at the NAV next calculated after the Eligible Institution or Financial Intermediary, as agent for the Fund, receives payment and the investor will be entitled to receive dividends beginning on the day payment, if by check, is converted into federal funds (normally the business day after the check is received). A Eligible Institution or Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares with the Corporation through Citigroup Global Transaction Services, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment. Investors will be entitled to dividends beginning on the day payment, if by check, is converted into federal funds (normally the business day after the check is received).


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BROWN [LOGO]
BROTHERS
HARRIMAN
--------

Such an investor has such shares held directly in the investor's name on the books of the Fund and is responsible for arranging for the payment of the purchase price of Fund shares. Brown Brothers Harriman, the Fund's Shareholder Servicing Agent has established a minimum initial purchase requirement of $10,000,000, there is no minimum subsequent purchase requirement. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.

                              Redemption Of Shares

The Fund executes your redemption request at the next NAV calculated after the Fund receives your redemption request. Shares of the Fund continue to earn daily dividends declared prior to the business day that the Fund executes the redemption request on the books of the Fund.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. The Fund pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. A Eligible Institution or Financial Intermediary 9 may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request in good order to the Fund through the Transfer Agent. The Fund pays proceeds resulting from such redemption directly to shareholders of the Fund normally on the day the redemption request is executed.

A shareholder redeeming shares should be aware that the NAV of the shares of the Fund may, in unusual circumstances, decline below $1.00 per share. Accordingly, a redemption request may result in payment of a dollar amount which differs from the number of shares redeemed.

                            Redemptions By The Fund

The Shareholder Servicing Agent has established a minimum account size of $10,000,000 for the Fund, which may be amended from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Fund may redeem the shareholder's remaining shares. If such remaining shares are to be redeemed, the Fund notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution or Financial Intermediary may establish and amend from time to time for their respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.


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BROWN [LOGO]
BROTHERS
HARRIMAN
--------

                          Dividends And Distributions

The net income and substantially all short-term capital gains and losses of the Fund, if any, are declared as a dividend daily and paid monthly. Determination of the Fund's net income is made each business day immediately prior to the determination of the NAV per share of the Fund. Net income for days other than such business days is determined at the time of the determination of the NAV per share of the Fund on the immediately preceding business day.

Each Eligible Institution or Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends declared are payable to shareholders of record of the Fund on the date of determination. Shares purchased through the submission of a purchase order, including acceptable payment for such order, prior to 4:00 P.M., Eastern time on such a business day begin earning dividends on that business day. Investors who purchase Fund shares through the Transfer Agent are not entitled to earn dividends until payment is converted to federal funds.

10 Unless a shareholder whose shares are held directly in the shareholder's name on the books of the Fund elects to have dividends paid in cash, the Fund automatically reinvests dividends in additional Fund shares without reference to the minimum subsequent purchase requirement.

A shareholder who elects to have dividends paid in cash receives a check in the amount of such dividends. In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements. There are no sales charges for the reinvestment of dividends.

                                     Taxes

Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.


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BROWN [LOGO]
BROTHERS
HARRIMAN
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                               Foreign Investors

The Fund is designed for investors who are either citizens of the United States or aliens subject to United States income tax. Prospective investors who are not citizens of the United States and who are not aliens subject to United States income tax are subject to United States withholding tax on the entire amount of all dividends. Therefore, such investors should not invest in the Fund since alternative investments would not be subject to United States withholding tax.

                            Frequent Trading Policy

Given the short-term nature of the Portfolio's investments and its use of the amortized cost method for calculating the NAV of Portfolio shares, the Portfolio does not anticipate that in the normal case frequent or short-term trading into and out of the Portfolio will have significant adverse consequences for the Portfolio and its shareholders. For this reason and because 11the Portfolio is intended to be used as a liquid short-term investment, the Portfolio's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Portfolio's shares. Regardless of their frequency or short-term nature, purchases and redemptions of Portfolio Shares can have adverse effects on the management of the Portfolio and its performance.

                         Portfolio Holdings Information

Information concerning the Portfolio's portfolio holdings is available on the BBH website at www.bbhfunds.com. in the "Online Literature/Holdings Report" section of the website. A complete listing of the Portfolio's portfolio holdings as of the end of each week is posted on the website approximately 7 days after the end of the week and remains posted until replaced by the information for the succeeding week.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Portfolio's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


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BROWN [LOGO]
BROTHERS
HARRIMAN
--------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help an investor understand the financial performance of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                                                                For the Period from
                                                                                                                  August 22, 2000
                                                                  For the Year Ended June 30,                      (Commencement
                                                     --------------------------------------------------------    of Operations) to
                                                     2005              2004             2003             2002       June 30, 2001
                                                     ----              ----             ----             ----   -------------------
Net asset value,
beginning of period                                   $1.00            $1.00            $1.00            $1.00            $1.00
Income from investment
operations:
  Net investment income                                0.02             0.01             0.01             0.02             0.05
Dividends to shareholders
from net investment income                            (0.02)           (0.01)           (0.01)           (0.02)           (0.05)
                                                   --------         --------         --------         --------         --------
Net asset value, end of period                        $1.00            $1.00            $1.00            $1.00            $1.00
                                                   --------         --------         --------         --------         --------
Total return                                           2.04%            0.93%            1.42%            2.48%            4.98%

Ratios/ Supplemental Data(1):
  Net assets, end of period
    (000's omitted)                                $523,981         $442,073         $820,406         $777,455         $687,205
  Ratio of expenses to average
    net assets(2)                                      0.20%            0.19%            0.16%            0.16%            0.16%(3)
  Ratio of net investment income
    to average net assets(2)                           2.16%            0.93%            1.40%            2.28%            5.01%(3)

----------
(1) Ratios include the Fund's share of Portfolio income, expenses paid by the Portfolio and the expense offset arrangement, as appropriate.
(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been as follows. The previous expense payment agreement commenced on August 22, 2000 and terminated on June 30, 2003, and the current expense payment agreement commenced on March 1, 2004.

Ratio of expenses to average
  net assets                            0.26%   0.21%   0.17%   0.17%   0.20%(3)
Ratio of net investment income to
  average net assets                    2.10%   0.91%   1.39%   2.27%   4.97%(3)

(3) Annualized


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BROWN [LOGO]
BROTHERS
HARRIMAN
--------

ADDITIONAL INFORMATION

Investment Structure. The Fund seeks to achieve its investment objective by investing all of the its assets in the BBH U.S. Money Market Portfolio, a diversified open-end investment company having the same investment objective as the Fund. Other mutual funds or institutional investors may invest in the BBH U.S. Money Market Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. The Fund may withdraw its investment in the BBH U.S. Money Market Portfolio at any time as a result of changes in the BBH U.S. Money Market Portfolio's investment objective, policies or restrictions or if the Board of Directors determines that it is otherwise in the best interests of the Fund to do so.

U.S. Government Securities. The BBH U.S. Money Market Portfolio may invest in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities, including those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the "full faith and credit" of the United States.

Bank  Obligations.  The BBH U.S.  Money  Market  Portfolio  may  invest  in U.S.
dollar-denominated 13high quality securities. These securities include negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof. The BBH U.S. Money Market Portfolio's investments also include obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non- U.S. branches. (The BBH U.S. Money Market Portfolio may only invest in obligations of such non- U.S. banks if such bank has more than $500 million in total assets).

Commercial Paper. The BBH U.S. Money Market Portfolio may invest in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand.

Repurchase Agreements. A repurchase agreement is an agreement in which the seller (the Lender) of a security agrees to repurchase from the BBH U.S. Money Market Portfolio the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The Portfolio always receives U.S. Treasury or Agency securities (including mortgage- backed securities as collateral. If the lender defaults and the securities serving as collateral are ineligible securities for the Portfolio to purchase, the Portfolio will liquidate the collateral securities in a time and manner determined by the Investment Adviser to be the most beneficial to the Portfolio.

--------------------------------------------------------------------------------

BROWN [LOGO]
BROTHERS
HARRIMAN
--------

Other Obligations. Assets of the BBH U.S. Money Market Portfolio may be invested in bonds and asset-backed securities with maturities not exceeding thirteen months, issued by U.S. corporations.

--------------------------------------------------------------------------------

BROWN [LOGO]
BROTHERS
HARRIMAN
 ------

MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT
Includes the Fund's financial statements and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
By telephone           Call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:
                        Brown  Brothers  Harriman
                        140 Broadway
                        New York, New York 10005

By E-mail send your request to: bbhfunds@bbh.com

On the Internet:

Text-only versions of the Fund's documents can be viewed online or downloaded from:
                        Brown Brothers Harriman
                        http://www.bbhfunds.com
                        SEC http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov.

SEC file number 811-10073


                     STATEMENT OF ADDITIONAL INFORMATION

               BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.

                 40 Water Street, Boston, Massachusetts 02109

                               October 28, 2005



      BBH Prime Institutional Money Market Fund, Inc. (the "Fund" or "Corporation") is an open-end management investment company which was organized as a Maryland corporation on July 31, 2000. The Fund is a type of mutual fund commonly known as a money market fund and is designed to be a cost effective and convenient means of making substantial investments in money market instruments.

      All of the assets of the Fund are invested in the BBH U.S. Money Market Portfolio (the "Portfolio"), a diversified, open-end investment company having the same objective as the Fund. The Portfolio is organized as a trust under the laws of the State of New York. Its Declaration of Trust provides that the Fund and other entities investing in the Portfolio (i.e., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio.

     The Annual Report of the Fund dated June 30, 2005 has been filed with the Securities and Exchange Commission (SEC) pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and are hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information (SAI).

     Brown Brothers Harriman & Co. is the investment adviser (Investment Adviser) of the Portfolio. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated October 28, 2005 as supplemented from time to time, a copy of which may be obtained from the Fund at the address noted above.




                              Table of Contents


                                                                  Page

Investment Objective and Policies                                 3
Securities in Which the Fund Invests                              4
Investment Restrictions                                           8

Management                                                        11
Board of Directors                                                15
Code of Ethics                                                    17
Voting Proxies on Fund Portfolio Securities                       18
         Proxy Voting Policies                                    18
         Proxy Voting Procedures                                  20
         Conflicts of Interest                                    20
         Proxy Voting Report                                      20
         Portfolio Holding Information                            21

Investment Adviser                                                21
Administrators                                                    25
Distributor                                                       27
Expense Payment Agreement
27
Shareholder Servicing Agent                                       27
Financial Intermediaries                                          28
Custodian, Transfer and Dividend Disbursing Agent                 29

Independent Auditors
30
Net Asset Value                                                   30
Computation of Performance                                        31
Purchases and Redemptions                                         34
Federal Taxes                                                     34
Description of Shares                                             35
Portfolio Brokerage Transactions                                  37
Bond, Note and Commercial Paper Ratings                           38
Additional Information                                            39
Financial Statements                                              40
Appendix                                                          41




INVESTMENT OBJECTIVE AND POLICIES

      The investment objective of the Fund is to achieve as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio a diversified open-end investment company having the same investment objective as the Fund. The Portfolio pursues its investment objective by investing in high quality, short-term money market instruments. At least 80% of the securities of the Portfolio will be issued in the U.S.

For these purposes, the Portfolio adheres to the following operating policies (which may be changed without shareholder or investor approval):

o Interest Rate Risk Control. The average maturity of the Portfolio will be limited to 60 days. Rule 2a-7 under the Investment Company Act of 1940 ("Rule 2a-7") and CFTC Rule 1.25 guidelines currently limit the average maturity of a money market fund to 90 days.

o Liquidity. The Portfolio will maintain a minimum of 20% of its net assets in securities with a time to maturity of 7 days or less.

o Issuer Diversification. The Portfolio will not invest more than 3% of its net assets in one or more securities with a time to maturity longer than 7 days issued by a non-Government issuer. Rule 2a-7 and CFTC Rule
      1.25 guidelines currently allow issuer concentrations of 5%.

o Credit Quality. The Portfolio will maintain a minimum of 50% of its net assets in securities rated A1+ by Standard & Poor's, and invest the balance of its assets in securities rated A1. Government securities, repurchase agreements and securities maturing in 7 days or less will be considered A1+ for these purposes.

There can be no assurance that the Fund's investment objective or that of the Portfolio will be achieved.

     The following supplements the information contained in the Prospectus concerning the investment objective, policies and techniques of the Fund and the Portfolio. Since the investment characteristics of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investments and investment policies of the Portfolio. Shareholder composition may fluctuate between individual investors and institutional investors and their underlying interest holders (e.g., futures commission merchants), and one or more investors could at any given time hold a significant percentage of the Fund's outstanding shares. A large scale redemption by such an investor could cause the Portfolio to sell certain assets at an inopportune time.

Loans of Portfolio Securities
     Loans of portfolio securities up to 30% of the total value of the Portfolio are permitted and may be entered into for not more than one year. Securities of the Portfolio may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Portfolio at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Portfolio any income occurring thereon, and cash collateral may be invested for the Portfolio, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Portfolio in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Portfolio and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Portfolio. Securities of the Portfolio are not loaned to Brown Brothers Harriman & Co. or to any affiliate of the Fund, the Portfolio or Brown Brothers Harriman & Co.

SECURITIES IN WHICH THE FUND INVESTS

U.S. Government Securities
These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.


Bank Obligations
     Assets of the Portfolio may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of Trustees. See "Bond, Note and Commercial Paper Ratings" in this Part B. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman & Co., or the Placement Agent, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.

Corporate Debt Securities
     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
     Assets of the Portfolio may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations which are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of Trustees. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Portfolio's net assets. Since the Portfolio may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties may be countered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

Borrowing
     The Investment Company Act of 1940 (the "1940 Act") permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Funds must reduce the amount of their borrowings within three days if their asset coverage falls below 300%. As a general matter, a fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act.
Borrowing may also exaggerate the impact on a fund of any increase or decrease in the value of its investments (which would have a corresponding effect on the fund's share value). Money borrowed is also subject to interest costs.



Repurchase Agreements
     A repurchase agreement is an agreement in which the seller (the "Lender") of a security agrees to repurchase from the Portfolio the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Portfolio are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Portfolio invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Portfolio in each agreement along with accrued interest. If the Lender defaults, the Portfolio might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Portfolio may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Portfolio if, as a result, more than 10% of the Portfolio's net assets would be invested in such repurchase agreement together with any other investment for which market quotations are not readily available.



Reverse Repurchase Agreements
     Reverse repurchase agreements may be entered into only with a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. This is an agreement in which the Portfolio agrees to repurchase securities sold by it at a mutually agreed upon time and price. As such, it is viewed as the borrowing of money for the Portfolio. Proceeds of borrowings under reverse repurchase agreements are invested for the Portfolio. This is the speculative factor known as "leverage". If interest rates rise during the term of a reverse repurchase agreement utilized for leverage, the value of the securities to be repurchased for the Portfolio as well as the value of securities purchased with the proceeds will decline. In these circumstances, the Portfolio's entering into reverse repurchase agreements may have a negative impact on the ability to maintain the Fund's net asset value (NAV) of $1.00 per share. Proceeds of a reverse repurchase transaction are not invested for a period which exceeds the duration of the reverse repurchase agreement. A reverse repurchase agreement is not entered into for the Portfolio if, as a result, more than one-third of the market value of the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements, is engaged in reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, the amount of the Portfolio's obligations created by reverse repurchase agreements is reduced within three days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission (SEC) may prescribe, to an extent that such obligations do not exceed, in the aggregate, one-third of the market value of the Portfolio's assets, as defined above. A segregated account with the Custodian is established and maintained for the Portfolio with liquid assets in an amount at least equal to the Portfolio's purchase obligations under its reverse repurchase agreements. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the purchase obligations.


When-Issued and Delayed Delivery Securities
     Securities may be purchased for the Portfolio on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to the Portfolio until delivery and payment take place. At the time the commitment to purchase securities for the Portfolio on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Portfolio's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for the Portfolio with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, the Portfolio could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for the Portfolio may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments.

Other Obligations
     Assets of the Portfolio may be invested in bonds and asset-backed securities with maturities not exceeding thirteen months, issued by U.S. corporations which at the date of investment are rated within the highest short-term rating category for such obligations or the two highest long-term rating categories by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by or under the direction of the Portfolio's Board of Trustees.

     Assets of the Portfolio may also be invested in obligations of supranatural agencies, such as the World Bank, which may be supported by appropriated but unpaid commitments of its member countries, although there is no assurance that these commitments will be undertaken in the future. Inter-American Development Bank or the Asian Development Bank.

INVESTMENT RESTRICTIONS
     The Fund and the Portfolio are operated under the following investment restrictions which are deemed fundamental policies and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, as the case may be (see "Additional Information"). Since the investment restrictions of the Fund correspond directly to those of the Portfolio, the following is a discussion of the various investment restrictions of the Portfolio.

     Except that the Fund may invest all of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund, neither the Portfolio nor the Fund, may:

     (1) enter into repurchase agreements with more than seven days to maturity if, as a result thereof, more than 10% of the market value of its net assets would be invested in such repurchase agreements together with any other investment for which market quotations are not readily available;

     (2) enter into reverse repurchase agreements which, including any borrowings under Investment Restriction No. 3, exceed, in the aggregate, one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. In the event that such agreements exceed, in the aggregate, one-third of such market value, it will, within three days thereafter (not including weekends and holidays) or such longer period as the Securities and Exchange Commission may prescribe, reduce the amount of the obligations created by reverse repurchase agreements to an extent that such obligations will not exceed, in the aggregate, one-third of the market value of its assets;

     (3) borrow money, except as permitted by the 1940 Act and rules thereunder;

     (4) enter into when-issued commitments exceeding in the aggregate 15% of the market value of its total assets, less liabilities other than obligations created by when-issued commitments;

     (5) purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of such investments in such industry would exceed 25% of the value of its total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks;

     (6) purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of its total assets would be invested in securities or other obligations or any one such issuer. This limitation does not apply to issues of the U.S. Government, its agencies or instrumentalities;

     (7) make loans, except through the purchase or holding of debt obligations, repurchase agreements or loans of portfolio securities in accordance with its investment objective and policies (see "Investment Objective and Policies");

     (8) purchase or sell puts, calls, straddles, spreads, or any combinations thereof; real estate; commodities; commodity contracts or interests in oil, gas or mineral exploration or development programs. However, bonds or commercial paper issued by companies which invest in real estate or interests therein including real estate investment trusts may be purchased;

     (9) purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction is not deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

     (10) invest in fixed time deposits with a duration of over seven calendar days, or in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of its total assets would be invested in such deposits;

     (11) act as an underwriter of securities; or

     (12) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder.

     Except as otherwise required, there will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change. As a matter of non-fundamental policy, if asset coverage of the Fund's borrowings falls below 300%, within three days thereafter (not including Sundays and holidays), the Fund will reduce the amount of its borrowing to an extent that the asset coverage of such borrowings shall be at least 300%.

     The Fund is classified as "diversified" under the 1940 Act, which means that at least 75% of its total assets is represented by cash; securities issued by the U.S. Government, its agencies or instrumentalities; and other securities limited in respect of any one issuer to an amount no greater than 5% of the Fund's total assets (other than securities issued by the U.S. Government, its agencies or instrumentalities).

     NON-FUNDAMENTAL RESTRICTIONS: The Portfolio and the Fund may not as a matter of operating policy (except that the Fund may invest all of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) purchase more than 10% of all outstanding debt obligations of any one issuer (other than securities issued by the U.S. government, its agencies instrumentalities); (ii) invest more than 10% of its net assets (taken at the greater of cost or market value) in illiquid securities; (iii) purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except that each may invest in securities of other investment companies subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act; or (iv) mortgage, pledge or hypothecate any assets except in connection with one or more borrowings described in Investment Restriction No. 3 and in amounts not to exceed 33 1/3% of the value of its total assets at the time of such borrowing. In addition, neither the Portfolio nor the Fund, as the case may be, will purchase securities while borrowings exceed 5% of its total assets. It is intended that any borrowing by the Portfolio or the Fund will be to facilitate the orderly sale of portfolio securities and/or to meet redemption requests, and will not be for investment purposes. These policies are non-fundamental and may be changed without shareholder approval.

     PERCENTAGE AND RATING RESTRICTIONS. If a percentage or rating restriction on investment or utilization of assets set forth above or referred to in Part A is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.



MANAGEMENT
Directors of the Corporation
      Information pertaining to the Directors and executive officers of the Corporation is set forth below. All of the Directors are not "interested persons" of the Corporation as defined by the 1940 Act.

------------------------------------------------------------------------------------------
Name, Birth Date   Position(s)   Term of   Principal              Number of   Other
and Address        Held with     Office    Occupation(s) During   Funds in    Director-ships
                   Corporation   and       Past 5 Years           Fund        Held by
                                 Length                           Complex     Director
                                 of Time                          Overseen
                                 Served#                          by
                                                                  Director^
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Joseph V. Shields  Chairman of   Since     Managing Director,     10          None
Jr.                the Board     1990      Chairman and Chief
                   and Director            Executive Officer of
Birth Date: March                          Shields & Company
17, 1938                                   (registered
                                           broker-dealer and
Shields & Company                          member of New York
140 Broadway                               Stock Exchange);
New York, NY 10005                         Chairman of Capital
                                           Management
                                           Associates, Inc.
                                           (registered
                                           investment adviser);
                                           Vice Chairman and
                                           Trustee of New York
                                           Racing Association;
                                           Director of Flowers
                                           Industries, Inc.
                                           (diversified food
                                           company).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Eugene P. Beard    Director      Since     Chairman & CEO of      10          Director
                                 1993      Westprot Asset Fund,               of Old
Birth Date: March                          Inc.                               Westbury
17, 1935                                                                      Funds (5)

372 Danbury, Road
2nd Floor,
Wilson, CT
06897-2530
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Richard L.         Director      Since     Retired; Director of   10          None
Carpenter                        1999      Investments,
                                           Pennsylvania Public
Birth Date: March                          School Employees'
17, 1933                                   Retirement System
                                           (until December 1997).
10820 North La
Quinta Drive,
Tucson, AZ 85737
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
David P. Feldman   Director      Since     Retired; Chairman and  10          Director
                                 1990      CEO of AT&T                        of Dreyfus
Birth Date:                                Investment Management              Mutual
November 16, 1939                          Corporation (until                 Funds (59
                                           May 1997); Director                Funds)
3 Tall Oaks Drive                          of Jeffrey Co. (1992
Warren, NJ 07059                           to present); Director
                                           of QMED (1999 -
                                           present).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Alan G. Lowy       Director      Since     Private Investor.      10          None
                                 1993
Birth Date: April
17, 1939

4111 Clear Valley
Drive
Encino, CA 91436
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Arthur D.          Director      Since     Retired; Executive     10          None
Miltenberger                     1992      Vice President and
                                           Chief Financial
Birth Date:                                Officer of Richard K.
November 8, 1938                           Mellon and Sons
                                           (until June 1998);
503 Darlington                             Vice President and
Road                                       Treasurer of Richard
Ligonier, PA 15658                         King Mellon
                                           Foundation (until
                                           June 1998); Trustee,
                                           R.K. Mellon Family
                                           Trusts (1981 - June
                                           2003); General
                                           Partner, Mellon
                                           Family Investment
                                           Company IV, V and VI
                                           (1983-2002); Director
                                           of Aerostructures
                                           Corporation (aircraft
                                           manufacturer) (1996 -
                                           July 2003).
------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------
Officers
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John A. Nielsen    President     Since     President of the       N/A         Director
                   and           2004      Corporation, BBH                   of BBH
Birth Date:        Principal               Trust, BBH Fund, Inc.              Trust
July 15, 1943      Executive               and BBH U.S. Money                 Company
                   Officer                 Market Portfolio
140 Broadway                               (since January 2004);
New York, NY 10005                         He joined Brown
                                           Brothers Harriman &
                                           Co. ("BBH & Co.") in
                                           1968 and has been a
                                           Partner of the firm
                                           since 1987.


------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Nancy D. Osborn    Principal     Since     Assistant Secretary    N/A         N/A
                   Financial     2002      (since August 2002);
Birth Date:        Officer,                Principal Financial
May 4, 1966        Assistant               Officer and Treasurer
                   Secretary               (since December
140 Broadway       and                     2004); of the
New York, NY 10005 Treasurer               Corporation, BBH
                                           Trust, BBH Fund, Inc.
                                           and BBH U.S. Money
                                           Market Portfolio
                                           (since August 2002);
                                           Assistant Vice
                                           President (since
                                           April 2003) and
                                           Associate of BBH &
                                           Co. (April 1996-March
                                           2003).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Michael F. Hogan   Chief         Since     Chief Compliance       N/A         N/A
                   Compliance    2005      Officer to the BBH
                   Officer                 Trust, BBH Prime
                                           Institutional Money
Birth Date:                                Market Fund, Inc.,
January 25, 1963                           BBH Fund, Inc. and
                                           the BBH U.S. Money
                                           Market Portfolio;
                                           Senior Vice President
50 Milk Street                             of BBH & Co. since
Boston, MA 02109                           September 1994;
                                           Joined BBH & Co. in
                                           1985.
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Gail C. Jones      Secretary     Since     Secretary of the       N/A         N/A
                                 2002      Corporation, BBH
Birth Date:                                Trust, BBH Fund, Inc.
October 26, 1953                           and the BBH U.S.
                                           Money Market
1001 Liberty                               Portfolio (since
Avenue                                     August 2002);
Pittsburgh, PA                             Counsel, ReedSmith,
15222-3779                                 LLP (since October
                                           2002); Corporate
                                           Counsel (January 1997
                                           to September 2002)
                                           and Vice President
                                           January 1999 to
                                           September 2002 of
                                           Federated Services
                                           Company.

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Judith J. Mackin   Vice          Since     Vice President of the  N/A         N/A
                   President     2002      Corporation, BBH
Birth Date:                                Trust, BBH Fund, Inc.
May 30, 1960                               and BBH U.S. Money
                                           Market Portfolio
1001 Liberty                               (since August 2002);
Avenue,                                    Vice President of
Pittsburgh, PA                             Federated Services
15222-3779                                 Company (since
                                           November 1997).
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
Victor R. Siclari  Assistant     Since     Assistant Secretary    N/A         N/A
                   Secretary     2002      of the Corporation,
Birth Date:                                BBH Trust, BBH Fund,
November 17, 1961                          Inc. and BBH U.S.
                                           Money Market
                                           Portfolio (since
1001 Liberty                               August 2002);
Avenue                                     Partner, ReedSmith,
Pittsburgh, PA                             LLP (since October
15222-3779                                 2002); Vice President
                                           (March 1996 -
                                           September 2002) and
                                           Senior Corporate
                                           Counsel of Federated
                                           Investors, Inc. (July
                                           1998 - September
                                           2002).

------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
John C. Smith      Assistant     Since     Assistant Treasurer    N/A         N/A
                   Treasurer     2002      of the Corporation,
Birth Date:                                BBH Trust,  BBH Fund,
August 2, 1965                             Inc. and BBH U.S.
                                           Money Market
50 Milk Street                             Portfolio (since
Boston, MA 02109                           August 2002); Vice
                                           President (since
                                           March 2005);
                                           Assistant Vice
                                           President (since
                                           September 2001),
                                           Associate (September
                                           2000-August 2001);
                                           Senior Analyst of BBH
                                           & Co. (June 1999 -
                                           August 2000); and
                                           Manager, Fund
                                           Administration, State
                                           Street Bank and Trust
                                           Company (June 1997 -
                                           May 1999).

------------------------------------------------------------------------------------------


# Each Director of the Corporation holds office until he or she attains the age of 70 (72, in the case of Directors who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Corporation's Articles of Incorporation. All officers of the Corporation hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Directors to remove any officer in accordance with the Corporation's By-laws).



^ The Fund Complex consists of the Corporation, BBH Trust, BBH Prime Institutional Money Market Fund, Inc.,and BBH U.S. Money Market Portfolio.


BOARD OF DIRECTORS
The Board of Directors, in addition to supervising the actions of the Corporation's Investment Adviser, the Administrator and the Distributor, as set forth below, decide upon matters of general policy with respect to the Corporation. The Board meets at least quarterly to review the investment performance of the Funds and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the member of the Board of Directors who are not "interested persons" thereof (as defined in the 1940 Act) (the "Independent Directors") review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Independent Directors are assisted in this process by independent legal counsel.

The Independent Directors serve on an Audit Committee that selects the independent public accountants for the Funds and review accounting policies and controls. The Audit Committee held four meetings during the last fiscal year.

Messrs. Shields, Feldman and Carpenter serve on a Valuation Committee for each Fund that meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee held twelve meetings during the last fiscal year.

Director Equity Ownership As Of December 31, 2004

---------------------------------------------------------------------------
Name of Director          Dollar Range of Equity   Aggregate Dollar Range
                          Securities in Fund       of Equity Securities
                                                   in All Registered
                                                   Investment Companies
                                                   Overseen by Director
                                                   in Family of
                                                   Investment Companies
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Joseph V. Shields         None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P. Beard           None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P. Feldman          None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy              None                     None
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D. Miltenberger    None                     Over $100,000
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L. Carpenter      None                     None
---------------------------------------------------------------------------

      As of September 30, 2005, the Directors and Officers of the Corporation as a group owned beneficially less than 1% of the outstanding shares of the Corporation, and to the knowledge of the Corporation, no person owned beneficially more than 5% of the outstanding shares of the Portfolio except as set forth below:

      At the close of business on September 30, 2005, no person, to the knowledge of management, owned beneficially more than 5% of the outstanding shares of the Fund except that: Brown Brothers Harriman & Co. Omnibus Account owned 1,155,018,753 shares (99%). Shareholders owning more than 25% of the outstanding shares in the Fund have informed the Fund that whenever such shareholder is requested to vote on matters pertaining to the Fund (other than a vote by the Fund to continue the operation of the Fund upon the withdrawal of another shareholder in the Fund), such shareholder will hold a meeting of its investors and will cast its votes as instructed by those investors.

As of September 30, 2005, Brown Brothers Harriman and its affiliates separately have investment discretion over an additional 80,582, 597 shares (6.95%) of the Fund, as to which shares Brown Brothers Harriman disclaims beneficial ownership.

COMPENSATION
      Each Director of the Corporation receives a base annual fee of $40,000 and such base annual fee is allocated among all series of the Corporation, BBH Trust, BBH U.S. Money Market Portfolio, and BBH Fund, Inc.,(in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $10,000 and $5,000 per year, respectively. In addition, each Director receives an additional fee of $2,000 for attending each special Board meetings (meetings of the Board other than the regularly scheduled quarterly Board meetings).








          Director Compensation For Fiscal Year Ended June 30, 2005

---------------------------------------------------------------------------
Name of Person,  Aggregate     Pension or     Estimated      Total
Position         Compensation  Retirement     Annual         Compensation
                 from          Benefits       Benefits upon  from
                 Portfolio     Accrued as     Retirement     Complex^
                 and Fund      Part of Fund                  paid to
                               Expenses                      Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Joseph V.        $25,215.89    None           None           $50,000
Shields, Jr.,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Eugene P.        $202,779.76   None           None           $40,000
Beard, Director

---------------------------------------------------------------------------
---------------------------------------------------------------------------
Richard L.       $20,779.76    None           None           $40,000
Carpenter,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
David P.         $20,779.76    None           None           $40,000
Feldman,
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Alan G. Lowy,    $20,779.76    None           None           $40,000
Director
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Arthur D.        $23,377.23    None           None           $45,000
Miltenberger,
Director
---------------------------------------------------------------------------
^  See corresponding note to "Directors" table, above.


Because of the services rendered to the Portfolio by the Investment Adviser and the Administrator, the Portfolio requires no employees other than its officers, and the officers receive no compensation from the Portfolio.



CODE OF ETHICS
     The Fund, the Portfolio, the Adviser and the Placement Agent each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by the Portfolio. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Portfolio. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Fund, the Portfolio, the Adviser and the Placement Agent are on file with and are available from the SEC.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Funds' portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.



Proxy Voting Polices
The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote for proposals to:

o Declassify the board of directors and require annual election of directors
o Require auditor independence where availability of independent candidates is reasonable
o     Ensure shareholders' right to confidential voting
o     Require shareholder vote on any future poison pill
o     Removal of super-majority vote requirements
o     Change to a simple majority vote for shareholders
o     Restrict charitable contributions
o Prevent a company from soliciting/influencing employees' political contributions
o Convert traditional stock option plans to performance-indexed/benchmarked/indexed-based stock option plans
o     Review link between stock option compensation and performance
o     Issue reverse stock splits
o     Repurchase shares when deemed appropriate by management
o     Declare dividends when deemed appropriate by management
o     Appoint external independent auditors
o     Deliver annual reports
o Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation
o Expense stock options on income statement/exceed the requirements of SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote against proposals to do the following when the company is in compliance with existing regulation:

o     Classify/stagger the election of directors
o Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting
o     Environmental reporting, restrictions or requirements
o     Disclose strategic development planning
o Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation
o     Modify existing Equal Employment Opportunity policy language
o     Specifically restrain international lending practices
o     Require social/environmental/community "sustainability" reports
o Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
o     Require specific pension plan offerings for employees
o Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
o     Require cumulative voting
o     Impose pharmaceutical price caps/ceilings
o     Initiate or renew poison pills (shareholder rights plans)
o     Reprice stock options
o     Require geographic rotation of annual meetings
o Dictate company activities or require additional reporting regarding military activities/weaponization of space
o     Require a company to pay/increase a dividend or dictate use of cash flow
o Require reporting on anti-predatory lending practices or linking anti-predatory lending practices to executive compensation
o     Form a separate board committee to review sub-prime lending
o Nominate a "wage roll employee" or any other specific category of person to the board
o     Require reporting of cell-phone related accidents
o Require additional tobacco warnings/smoke-free restaurants and facilities
o     Restrict investment in tobacco, alcohol, gambling or other stocks
o     Require additional reporting or rules concerning animal rights
o     Conversion from closed-end fund to open-end fund
o     Prohibit privatization/require reports on prohibiting privatization
o     Establish a shareholder matching gift plan
o     Link executive compensation to workforce/employee hiring trends
o     Require a fixed date for annual meetings
o     Require additional special reporting about advertising practices
o Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

o     Executive severance and compensation arrangements
o     Requirements to hire a proxy voting firm
o     Women/minorities on the board of directors
o     Multiple candidates for the board of directors
o     Composition of the board of directors
o     Independent nominating committee of the board of directors
o     Non-discrimination on the basis of sexual preference
o     Suspension or cancellation of restricted stock program
o     Cap on non-audit fees for auditor
o     Term limits
o     Board committee to review conflicts of interest
o     State of incorporation
o     Separation of role of Chairperson and CEO
o     Require independent chairperson
o     All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

Proxy Voting Procedures
The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

Conflicts of Interest
The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of a Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Directors or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

Proxy Voting Report
     A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.

Portfolio Holdings Information
Information concerning the Funds' portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Funds' portfolio holdings as of the end of each week is posted on the website approximately 7 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

INVESTMENT ADVISER
      Under its Investment Advisory Agreement with the Portfolio, subject to the general supervision of the Portfolio's Trustees and in conformance with the stated policies of the Portfolio, Brown Brothers Harriman & Co. provides investment advice and portfolio management services to the Portfolio. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Portfolio, to place the purchase and sale orders for portfolio transactions and to manage, generally, the Portfolio's investments.

     The Investment Advisory Agreement between Brown Brothers Harriman & Co. and the Portfolio, as amended and restated remains in effect only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio, or by the Portfolio's Trustees, and (ii) by a vote of a majority of the Trustees of the Portfolio who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) of the Portfolio ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was most recently approved by the Independent Trustees on December 13, 2004. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Trustees of the Portfolio or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Portfolio on 60 days written notice to Brown Brothers Harriman & Co. and by Brown Brothers Harriman & Co. on 90 days written notice to the Portfolio (see "Additional Information").

     With respect to the Portfolio, the investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate equal to 0.10% of the Portfolio's average daily net assets. Prior to July 1, 2000, the investment advisory fee paid to the Investment Adviser was calculated daily and paid monthly at an annual rate equal to 0.15% of the Portfolio's average daily net assets. For the fiscal years ended June 30, 2005, 2004, and 2003, the Portfolio incurred 3,034,802 $3,051,272, and
$3,351,976, respectively, for advisory services.

     The investment advisory services of Brown Brothers Harriman to the Portfolio are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

     Pursuant to a license agreement between each of the Portfolio and The Fund and Brown Brothers Harriman & Co. dated May 9, 2000 and August 15, 2000, respectively, each of the Portfolio and the Fund may continue to use in its name "BBH". Each agreement may be terminated by Brown Brothers Harriman & Co. at any time upon written notice to the Portfolio or the Fund, as the case may be, or immediately upon the expiration or earlier termination of any investment advisory agreement between the Fund or any investment company in which the Fund invests all of its assets. Termination of the agreement would require each of the Portfolio and the Fund to change its name to eliminate all reference to "BBH".

Approval of Continuation of Investment Advisory Agreement

At a meeting held on December 13, 2004, the Board of Trustees (the "Board") of BBH Prime Institutional Money Market Trust (the "Fund"), unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Fund and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.


Nature, extent and quality of services provided by BBH

The Board noted that, under the IA Agreement in respect of each Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, for each Fund other than the International Fund, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.


Costs of Services Provided and Profitability to BBH

At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2003, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by a Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.
The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive. The Board also considered the advisory fees of each Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Funds potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed a Fund's expenses.


Fall-Out Benefits

The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.
The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by a Fund that operated with a plan.

The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.


Investment Results

The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods ended October 31, 2004 and compared to one or more securities indices over comparable periods.


Advisory Fee Rate

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors specific to BBH Prime Institutional Money Market Fund also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements.

The Trustees reviewed information showing performance of the Fund compared to other funds in the iMoneyNet (1st Tier Institutional). The comparative information showed that the Funds had uniformly superior performance compared to the averages in these categories over all relevant periods. The Trustees also viewed with favor that the total expense ratio was substantially lower than the averages in these categories. The Trustees also noted that the BBH Prime Institutional Money Market Fund had maintained a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered, the Trustees concluded that the Fund's investment results over time and expense ratios had been satisfactory.






ADMINISTRATORS
     Brown Brothers Harriman Trust Company, LLC acts as Administrator of the Fund and the Portfolio. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

     In its capacity as Administrator of the Fund, Brown Brothers Harriman Trust Company, LLC administers all aspects of the Fund's operations subject to the supervision of the Fund's Directors except as set forth below under "Placement Agent". In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company, LLC (i) provides the Fund with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Fund; (ii) oversees the performance of administrative and professional services to the Fund by others, including the Fund's Transfer and Dividend Disbursing Agent; (iii) provides the Fund with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Fund's registration statement, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the SEC.

     For the services rendered to the Fund and related expenses borne by Brown Brothers Harriman Trust Company, LLC, as Administrator of the Fund, Brown Brothers Harriman Trust Company, LLC receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.01% of the Fund's average daily net assets. For the period July 1, 2004 to June 30, 2005, the Fund incurred $65,386 in administration fees.

     Brown Brothers Harriman Trust Company, LLC in its capacity as Administrator of the Portfolio, administers all aspects of the Portfolio's operations subject to the supervision of the Portfolio's Trustees except those of the Portfolio's Placement Agent as set forth above under "Investment Adviser". In connection with its responsibilities as Administrator for the Portfolio and at its own expense, Brown Brothers Harriman Trust Company, LLC
(i) provides the Portfolio with the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Portfolio, including the maintenance of certain books and records, receiving and processing requests for increases and decreases in the beneficial interests in the Portfolio, notification to the Investment Adviser of available funds for investment, reconciliation of account information and balances between the Custodian and the Investment Adviser, and processing, investigating and responding to investor inquiries; (ii) oversees the performance of administrative and professional services to the Portfolio by others, including the Custodian;
(iii) provides the Portfolio with adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the Portfolio's registration statement for filing with the Securities and Exchange Commission, and the preparation of tax returns for the Portfolio and reports to investors and the SEC.

     For the services rendered to the Portfolio and related expenses borne by Brown Brothers Harriman Trust Company, LLC as Administrator of the Portfolio, Brown Brothers Harriman Trust Company, LLC receives from the Portfolio an annual fee, computed daily and payable monthly, equal to 0.035% of the Portfolio's average daily net assets. For the fiscal years ended June 30, 2005, 2004 and 2003, the Portfolio incurred $1,062,181, $1,067,945, and
$1,173,193, respectively for administrative services.

     The Administration Agreement between the Fund and Brown Brothers Harriman Trust Company, LLC and between the Portfolio and Brown Brothers Harriman Trust Company, LLC will remain in effect only so long as each such agreement is specifically approved at least annually in the same manner as the Portfolio's Investment Advisory Agreement (see "Investment Adviser"). The Independent Directors last approved the Fund's Administration Agreement on December 13, 2004. The Independent Trustees last approved the Portfolio's Administration Agreement on December 13, 2004. Each agreement will terminate automatically if assigned by either party thereto and is terminable with respect to the Fund or the Portfolio at any time without penalty by a vote of a majority of the Directors of the Fund or the Trustees of the Portfolio, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund or the Portfolio, as the case may be. The Fund's Administration Agreement is terminable by the Directors of the Fund or shareholders of the Fund on 60 days written notice to Brown Brothers Harriman Trust Company, LLC. The Portfolio's Administration Agreement is terminable by the Trustees of the Portfolio or by the Fund and other investors in the Portfolio on 60 days written notice to Brown Brothers Harriman Trust Company, LLC. Each agreement is terminable by the respective Administrator on 90 days written notice to the Fund or the Portfolio, as the case may be.

     Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. (each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund and the Portfolio as are from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices of Brown Brothers Harriman & Co. are located at 140 Broadway, New York, New York 10005. The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund and the Portfolio, participating in the preparation of documents required for compliance by the Fund and the Portfolio with applicable laws and regulations, preparing certain documents in connection with meetings of Directors/Trustees and shareholders of the Fund and the Portfolio, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above (see Administrator"). For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund and the Portfolio, respectively.


DISTRIBUTOR
      Effective September 16, 2002, Edgewood Services, Inc. ("Edgewood") serves as the Fund's Distributor, for which it receives no compensation. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Contract dated as of September 16, 2002 between the Corporation and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of such agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Directors of the Corporation on August 6, 2002. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Fund at any time, without penalty, by the Board of Directors of the Corporation or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund on not more than ninety (90) days written notice to Edgewood, and (ii) by Edgewood on ninety (90) days written notice to the Corporation.



EXPENSE REIMBURSEMENT
      Under an agreement dated November 10, 2003, Brown Brothers Harriman Trust Company, LLC ("BBHTC") agrees to waive its fee and/or make reimbursements to the Fund so that the Fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses of the
Fund) do not exceed in aggregate 0.20% of the Fund's average net assets. For the year ended June 30, 2005, BBHTC reimbursed the Fund $358,180. This agreement will terminate on December 31, 2006.




SHAREHOLDER SERVICING AGENT

The Corporation has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Fund, among other things: answers inquiries from shareholders of and prospective investors in the Fund regarding account status and history, the manner in which purchases and redemptions in the Fund's shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Corporation or a shareholder of or prospective investor in the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee of 0.05%, computed daily and payable monthly, of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution.



FINANCIAL INTERMEDIARIES
     From time to time, the Fund and/or its Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges or the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Fund shares. Customer orders are priced at the Fund's NAV next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Fund shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
     The Corporation enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Corporation with respect to shareholders of and prospective investors in the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Corporation; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Corporation to its customers; and receives, tabulates and transmits to the Corporation proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.05% of the Fund's average daily net assets represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.



CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
     Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund and the Portfolio.

      As Custodian for the Fund, it is responsible for holding the Fund's assets (i.e., cash and the Fund's interest in the Portfolio) pursuant to a custodian agreement with the Fund. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Fund, the Custodian maintains the accounting records for BBH and each day computes the NAV and net income per share of the Fund.

     As Custodian for the Portfolio, it is responsible for maintaining books and records of portfolio transactions and holding the Portfolio's securities and cash pursuant to a custodian agreement with the Portfolio. Cash is held for the Portfolio in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Portfolio, the Custodian maintains the accounting and portfolio transaction records for the Portfolio and each day computes the NAV and net income of the Portfolio.

     Citigroup Global Transaction Services, Two Portland Square, Portland, Maine 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's shares.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP, Boston, Massachusetts is the independent registered public accounting firm for the Fund and Portfolio.

NET ASSET VALUE
     The NAV of each of the Fund's shares is determined each day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this Statement of Additional Information, such Exchange and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Fund is made once during each such day as of the close of regular trading on such Exchange by subtracting from the value of the Fund's total assets (i.e., the value of its investment in the Portfolio and other assets) the amount of its liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

     The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the NAV per share of the Fund is determined. The determination of the value of the Fund's investment in the Portfolio is made by subtracting from the value of the total assets of the Portfolio the amount of the Portfolio's liabilities and multiplying the difference by the percentage, effective for that day, which represents the Fund's share of the aggregate beneficial interests in the Portfolio. The value of the Fund's investment in the Portfolio is determined once daily at 4:00 P.M., Eastern time on each day the New York Stock Exchange is open for regular trading and New York banks are open for business.

     The Portfolio's assets are valued by using the amortized cost method of valuation. This method involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The market value of the securities held by the Portfolio fluctuates on the basis of the creditworthiness of the issuers of such securities and on the levels of interest rates generally. While the amortized cost method provides certainty in valuation, it may result in periods when the value so determined is higher or lower than the price the Portfolio would receive if the security were sold.

     Pursuant to a rule of the SEC, an investment company may use the amortized cost method of valuation subject to certain conditions and the determination that such method is in the best interests of the Fund's shareholders and the Portfolio's other investors. The use of amortized cost valuations is subject to the following conditions: (i) as a particular responsibility within the overall duty of care owed to the Portfolio's investors, the Trustees of the Portfolio have established procedures reasonably designed, taking into account current market conditions and the investment objective of its investors, to stabilize the NAV as computed; (ii) the procedures include periodic review by the Trustees of the Portfolio, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the value of the Portfolio's net assets using amortized cost and the value of the Portfolio's net assets based upon available indications of market value with respect to such portfolio securities; (iii) the Trustees of the Portfolio will consider what steps, if any, should be taken if a difference of more than 1/2 of 1% occurs between the two methods of valuation; and (iv) the Trustees of the Portfolio will take such steps as they consider appropriate, such as shortening the average portfolio maturity, realizing gains or losses, establishing the value of the Portfolio's net assets by using available market quotations, or reducing the value of interests in the Portfolio, to minimize any material dilution or other unfair results which might arise from differences between the two methods of valuation.

     Such conditions also generally require that: (i) investments for the Portfolio be limited to instruments which the Trustees of the Portfolio determine present minimal credit risks and which are of high quality as determined by any NRSRO that is not an affiliated person of the issuer of, or any issuer, guarantor or provider of credit support for, the instrument, or, in the case of any instrument that is not so rated, is of comparable quality as determined by the Investment Adviser under the general supervision of the Trustees of the Portfolio; (ii) a dollar-weighted average portfolio maturity of not more than 90 days be maintained and no instrument is purchased with a remaining maturity of more than 397 days; (iii) the Portfolio's available cash will be invested in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable, if the disposition of a portfolio security results in a dollar-weighted average portfolio maturity of more than 90 days; and (iv) no more than 5% of the Portfolio's total assets may be invested in the securities of any one issuer (other than U.S. Government securities).

     It is expected that the Fund will have a positive net income at the time of each determination thereof. If for any reason the Fund's net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in his or her account which represents his or her share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.



COMPUTATION OF PERFORMANCE
      The current and effective yields of the Fund may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Seven-day current yield is computed by dividing the net change in account value (exclusive of capital changes) of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period by the value of that account at the beginning of that period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. The Fund's current yield for the seven-day calendar period ended June 30, 2004 was 1.02%. In addition, the Fund may use an effective annualized yield quotation for the Fund computed on a compounded basis by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7, and subtracting 1 from the result. Based upon this latter method, the Fund's effective annualized yield for the seven-day calendar period ended June 30, 2005 was 2.97%

     The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held for the Portfolio, changes in interest rates on investments, and the Fund's expenses during the period.

     Yield information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's yield does fluctuate, and this should be considered when reviewing performance or making comparisons.

     The Fund's "yield" and "effective yield" may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Both yield figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as 1-month LIBOR) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes will be used on a consistent basis. The Fund's investment results as used in such communications are calculated in the manner set forth below.

     The "yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     The average annual total return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

     The total rate of return of the Fund for any specified period is calculated by (a) dividing (i) the sum of the aggregate net asset value per share on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

     The Portfolio commenced operations as of October 31, 1994 after the transfer to it of all of the assets of BBH Money Market Fund ("Money Market Fund") in exchange for an interest in the Portfolio. The Money Market Fund has investment policies, objective, guidelines and restrictions that are in all material respects equivalent to those of the Portfolio. The assets of the Portfolio as of October 31, 1994 were the same as the assets of the Money Market Fund immediately prior to the transfer. While the Money Market Fund continues to exist, its assets consist solely of its interest in the Portfolio. Since, in a practical sense, the Money Market Fund constitutes the "predecessor" of the Portfolio, the performance of the Portfolio is calculated for periods or portions thereof that commenced prior to the transfer of the Money Market Fund's assets to the Portfolio by including the performance of the Money Market Fund, with appropriate adjustments.

     Historical total return information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth average annual total return information for the periods indicated:

                                                                  06/30/05

                  1 Year:                                              2.04 %

                  5 Years:                                             2.56%

                 10 Years:                                             4.00%

     Performance calculations should not be considered a representation of the average annual or total rate of return of the Fund in the future since the rates of return are not fixed. Actual total rates of return and average annual rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund's Portfolio and the Fund's and Portfolio's expenses during the period.

     Total and average annual rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

     The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

     Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV per share and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.



PURCHASES AND REDEMPTIONS
     A confirmation of each purchase and redemption transaction is issued on execution of that transaction.

     Redemptions from the Fund are processed once a completed account application with a certified taxpayer identification number has been received.

     In the event a shareholder redeems all shares held in the Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of by such shareholder would be subject to the Fund's minimum initial purchase requirements.

     The Fund reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.



FEDERAL TAXES
     Dividends of net income and net short-term capital gains, if any, are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These distributions are not eligible for the dividends-received deduction allowed to corporate shareholders.

     Each year, the Fund intends to continue to qualify and elect that it be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code, the Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Fund intends to continue to meet such requirements. The Portfolio is also not required to pay any federal income or excise taxes.

     Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or other income derived with respect to its business of investing in such securities;
(b) less than 30% of the Fund's annual gross income be derived from gains (without offset for losses) from the sale or other disposition of securities held for less than three months; and (c) the holdings of the Fund be diversified so that, at the end of each quarter of its fiscal year, (i) at least 50% of the market value of the Fund's assets be represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets be invested in the securities of any one issuer (other than U.S. Government securities and securities of other investment companies). In addition, in order not to be subject to federal income tax, at least 90% of the Fund's net investment income and net short-term capital gains earned in each year must be distributed to the Fund's shareholders.

     To maintain a constant $1.00 per share NAV, the Directors may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses.

     Other Taxes. The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

     Other Information. Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Fund's fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Fund is required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

     This tax discussion is based on the tax laws and regulations in effect on the date of this SAI, however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.


DESCRIPTION OF SHARES

      The Fund is an open-end management investment company organized as a Maryland corporation on July 31, 2000. Its offices are located at 140 Broadway, New York, NY 10005; its telephone number is (212) 493-7888. The Articles of Incorporation currently permit the Fund to issue 25,000,000,000 shares of common stock, par value $0.001 per share. The Board of Directors has the power to designate on or more series of shares of common stock and to classify and reclassify any unissued shares with respect to such series.

     Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders.

     Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Fund do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Fund may elect all of the Directors of the Fund if they choose to do so and in such event the other shareholders in the Fund would not be able to elect any Director of the Fund. The Fund is not required and has no current intention to hold meetings of shareholders annually but the Fund will hold special meetings of shareholders when in the judgment of the Fund's Directors it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances(e.g., upon application and submission of certain specified documents to the Directors of the Fund by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Directors of the Fund. Shareholders also have the right to remove one or more Directors of the Fund without a meeting by a declaration in writing by a specified number of shareholders. Shares have no preference, pre-emptive, conversion or similar rights. The rights of redemption are described in the offering circular. Shares are fully paid and non-assessable by the Fund.

     Stock certificates are not issued by the Fund.

     The By-Laws of the Fund provide that the presence in person or by proxy of the holders of record of one half of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

     The Articles of Incorporation and the By-Laws of the Fund provide that the Fund indemnify the Directors and officers of the Fund to the full extent permitted by the Maryland Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund. However, nothing in the Articles of Incorporation or the By-Laws of the Fund protects or indemnifies a Director or officer of the Fund against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     The Portfolio, in which all of the assets of the Fund are invested, is organized as a trust under the law of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Directors of the Fund believe that neither the Fund nor its shareholders will be adversely affected by reason of the investment of all of the assets of the Fund in the Portfolio.

     Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange is open for regular trading and New York banks are open for business. At 4:00 P.M., Eastern time on each such business day, the value of each investor's beneficial interest in the Portfolio is determined by multiplying the NAV of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate NAV of the Portfolio as of 4:00 P.M., Eastern time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 4:00 P.M., Eastern time on the following business day of the Portfolio.

     Whenever the Fund is requested to vote on a matter pertaining to the Portfolio, the Fund will vote its shares in favor of the proposal without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Fund will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Fund will cast all of its votes in the same proportion as the votes of the Fund's shareholders even if all Fund shareholders did not vote. Even if the Fund votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio.

     Interests in the Portfolio have no preference, preemptive, conversion or similar rights, and are fully paid and non-assessable. The Portfolio is not required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. Each investor is entitled to a vote in proportion to the share of its investment in the Portfolio.

PORTFOLIO BROKERAGE TRANSACTIONS
     Brown Brothers Harriman & Co., as Investment Adviser for the Portfolio, places orders for all purchases and sales of portfolio securities, enters into repurchase and reverse repurchase agreements and executes loans of portfolio securities. Fixed-income securities are generally traded at a net price with dealers acting as principal for their own account without a stated commission. The price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid. From time to time certificates of deposit may be purchased through intermediaries who may charge a commission for their services.

     On those occasions when Brown Brothers Harriman & Co. deems the purchase or sale of a security to be in the best interests of the Portfolio as well as other customers, Brown Brothers Harriman & Co., to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman & Co. in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Portfolio. In some instances, this procedure might adversely affect the Portfolio.

     Although the Portfolio generally holds investments until maturity and does not seek profits through short-term trading, it may dispose of any portfolio security prior to its maturity if it believes such disposition advisable.

BOND, NOTE AND COMMERCIAL PAPER RATINGS
     There is no additional percentage limitation with respect to investments in negotiable certificates of deposit, fixed time deposits and bankers' acceptances of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Since the Portfolio may contain U.S. dollar-denominated certificates of deposit, fixed time deposits and bankers' acceptances that are issued by non-U.S. banks and their non-U.S. branches, the Portfolio may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Portfolio. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. Issuers of non-U.S. bank obligations may be subject to less stringent or different regulations than are U.S. bank issuers, there may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. Income earned or received by the Portfolio from sources within countries other than the United States may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States, however, may reduce or eliminate such taxes. All such taxes paid by the Portfolio would reduce its net income available for distribution to investors (i.e., the Fund and other investors in the Portfolio); however, the Investment Adviser would consider available yields, net of any required taxes, in selecting securities of non-U.S. issuers. While early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Portfolio are not invested in obligations of Brown Brothers Harriman & Co., or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Portfolio are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Portfolio's net assets would be invested in such deposits.

                                 Bond Ratings

Moody's Investors Service ("Moody's")

     Aaa - Bonds rated Aaa are judged to be of the "best quality". Issues rated Aaa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category.

Standard & Poor's ("S&P")
     AAA - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest.

         Note and Variable Rate Investment Ratings

     Moody's - MIG-1. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both.

     S&P - SP-1. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+).

Corporate Commercial Paper Ratings

     Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

     S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

         Other Considerations

     Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDITIONAL INFORMATION

     As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

     Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

     Other mutual funds or institutional investors may invest in the Portfolio on the same terms and conditions as the Fund. However, these other investors may have different operating expenses which may generate different aggregate performance results. Information concerning other investors in the Portfolio is available from Brown Brothers Harriman & Co.

     The Fund may withdraw its investment in the Portfolio as a result of certain changes in the Portfolio's investment objective, policies or restrictions or if the Board of Directors of the Fund determines that it is otherwise in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Portfolio. In the event the Directors of the Fund were unable to accomplish either, the Directors will determine the best course of action.


FINANCIAL STATEMENTS

     The Annual Report of Fund dated June 30, 2005 has been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. A copy of the Annual Report will be provided without charge to each person receiving this Statement of Additional Information.

Appendix - Listing of Service Providers

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Legal Counsel

Sullivan & Cromwell LLP

Service Providers

Federated Services Company

Edgewood Services, Inc.

ReedSmith LLP

Security Pricing Services

ITG, Inc.

FT Interactive

Reuters, Inc.

Ratings Agencies

Interactive Date Corp

Moody's Investor Service

Standard & Poor's






                                    PART C

Item 23. Exhibits.

      (a)         Conformed copy of the Articles of Incorporation of the
Registrant; (1)
      (b)         Conformed copy of the By-laws of the Registrant; (1)
            (i)   Conformed copy of Amendment No. 1 to the By-laws (+)
      (c)         Not Applicable;
      (d)         Not Applicable;
      (e)         Conformed copy of the Placement Agent Agreement of the
Registrant; (2)
      (f)         Not Applicable;
      (g)         Not Applicable;
      (h)   (i)   Conformed copy of the Amended and Restated Administration
                  Agreement including Appendix A of the Registrant; (3)
            (ii)  Conformed copy of the Subadministration Agreement between
                  BBH Trust Company, LLC and Federated Services Company; (3)
            (iii) Conformed copy of the Expense Payment Agreement of the Registrant; (1)
            (iv)  Conformed copy of the Amended and Restated Shareholder
                  Servicing Agreement of the Registrant; (3)
            (v)   Conformed copy of the Amended and Restated Transfer Agency and
                  Services Agreement including Schedule A of the Registrant; (3)
      (i)         Not Applicable;
      (j)         Conformed copy of Consent of Independent Public
Accountants; (+)
      (k)         Not Applicable.
      (l)         Investment representation letters of initial investors; (1)
      (m)         Not Applicable;
      (n)         Not Applicable;
      (o)   (i)   Conformed copy of Power of Attorney of the Registrant; (2)
            (ii) Conformed copy of power of Attorney of the President of the Registrant; (3)
      (p)   (i)   Conformed copy of the Code of Ethics of the Registrant; (1)
            (ii) Conformed copy of the Amended and Restated Code of Ethics of the Registrant; (3)
            (iii) Conformed copy of the Code of Ethics of the Brown Brothers Harriman & Co; (1)
            (iv) Conformed copy of the Code of Ethics of Edgewood Services, Inc.; (2)

-----------------------------
+ All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on August 21, 2000. (File No. 811-10073)
(2) Response is incorporated by reference to Registrant's Amendment No. 7 on Form N-1A filed on October 24, 2003. (File No. 811-10073)
(3) Response is incorporated by reference to Registrant's Amendment No. 8 on Form N-1A filed on March 5, 2004. (File No. 811-10073)



Item 24.  Persons Controlled by or Under Common Control with Registrant.
          --------------------------------------------------------------

           Not applicable.


Item 25.  Indemnification.

     Reference is made to Article VII of Registrant's By-Laws.

     Registrant, its Directors and officers, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

       The Registrant's investment adviser, Brown Brothers Harriman & Co., is a New York limited partnership. Brown Brothers Harriman & Co. conducts a general banking business and is a member of the New York Stock Exchange.

         To the knowledge of the Registrant, none of the general partners or officers of Brown Brothers Harriman & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.


Item 27.  Principal Underwriters.

        Not applicable.


Item 28.  Location of Accounts and Records.
          ---------------------------------

        All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of:

         BBH Prime Institutional Money Market Fund, Inc.
         140 Wall Street
         New York, NY  10005
         (Registrant)

         Brown Brothers Harriman
         59 Wall Street
         New York, NY  10005
         (Investment Adviser)

         Brown Brothers Harriman Trust Company, LLC
         63 Wall Street
         New York, NY  10005
         (Administrator)

         Federated Services Company
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA  15222-3779
         (Subadministrator)

         Edgewood Services, Inc.
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA  15222-3779
         (Placement Agent)


Item 29.  Management Services.

        Not applicable.


Item 30.  Undertakings.

        Not applicable.


                                  SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, BBH U.S. Money Market Portfolio has duly caused this amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on the 28th day of October, 2005.

                       BBH U.S. MONEY MARKET PORTFOLIO
                           By: /s/ JOHN A. NIELSON
                         (John A. Nielson, President)


Pursuant to the requirements of the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE
TITLE
DATE

/s/ JOHN A. NIELSON                 President, Principal Executive
Officer                      October 28, 2005
(John A. Nielson)

/s/ JOSEPH V. SHIELDS, JR.                            Trustee
(Joseph V. Shields, Jr.)

/s/ RICHARD L. CARPENTER                        Trustee
(Richard L. Carpenter)

/s/ EUGENE P. BEARD                                   Trustee
(Eugene P. Beard)

/s/ DAVID P. FELDMAN                                  Trustee
(David P. Feldman)

/s/ J. ANGUS IVORY                                    Trustee
(J. Angus Ivory)

/s/ ALAN G. LOWY                                      Trustee
(Alan G. Lowy)

/s/ ARTHUR D. MILTENBERGER                Trustee
(Arthur D. Miltenberger)

/s/ MICHAEL D. MARTINS                    Treasurer, Principal Financial
(Michael D. Martins)                            Officer and Principal
                                                      Accounting Officer


                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, BBH Prime Institutional Money Market Fund, Inc. has duly caused the amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on the 28th day of October, 2005.

               BBH PRIME INSTITUTIONAL MONEY MARKET FUND, INC.

                            By: /s/ GAIL C. JONES
                           Gail C. Jones, Secretary
                               October 28, 2005

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE
TITLE                                                              DATE
                                                                   ----

/s/ JOHN A. NIELSEN                     President (Principal Executive
Officer)            October 28, 2005
(John A. Nielson)


/s/ JOSEPH V. SHIELDS, JR.                       Trustee
(Joseph V. Shields, Jr.)


/s/ RICHARD L. CARPENTER                    Trustee
(Richard L. Carpenter)


/s/ EUGENE P. BEARD                               Trustee
(Eugene P. Beard)


/s/ DAVID P. FELDMAN                            Trustee
(David P. Feldman)


/s/ J. ANGUS IVORY                                Trustee
(J. Angus Ivory)


/s/ ALAN G. LOWY                                 Trustee
(Alan G. Lowy)


/s/ ARTHUR D. MILTENBERGER           Trustee
(Arthur D. Miltenberger)


/s/ MICHAEL D. MARTINS                  Treasurer, Principal Financial
(Michael D. Martins)                            Officer and Principal
                                                      Accounting Officer